THE WRIGHT MANAGED EQUITY TRUST
440 Wheelers Farms Road
Milford, CT  06461
Telephone: (203) 783-4400
Telecopy: (203) 783-4401

May 2, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	The Wright Managed Equity Trust
File Nos. 002-78047 and 811-03489
Filing pursuant to Rule 497(j)

Dear Sir or Madam:

On behalf of The Wright Managed Equity Trust (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant certifies (a) that the forms of Prospectus and Statement of Additional Information dated May 1, 2011, used with respect to the following series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 42 (“PEA No. 42”) to the Registrant's Registration Statement on Form N-1A, and (b) that PEA No. 42 as filed electronically with the Commission (Accession No. 0000315774-11-000081) on April 28, 2011.

Wright Major Blue Chip Equities Fund
Wright Selected Blue Chip Equities Fund
Wright International Blue Chip Equities Fund

If you have any questions concerning this filing, please do not hesitate to contact me at (207) 347-2076 or chris.madden@atlanticfundadmin.com.

Sincerely,

/s/ Christopher A. Madden

Christopher A. Madden
Secretary to the Registrant